Loans payable	6 Months Ended
Jun. 30, 2012
Loans Payable [Abstract]
Loans payable

12.	Loans payable

		June 30,	December 31,
		2012	2011
		$	$

	Windstar senior secured notes (a)	204,459,000	204,459,000
	Windstar bridge financing (b)	55,000,000	51,013,346
	Corporate bridge financing (c)	19,704,439	18,867,922
	Kingman credit agreement (d)	15,447,222	16,000,000
	Deferred financing (e)	15,488,574	15,488,574
	REC promissory note (f)	12,006,600	12,006,600
	Crane financing contract (g)	36,183	62,242
	Vehicle financing (h)	45,378	51,441
		322,187,396	317,949,125
	Less: Current	(109,681,695)	(103,160,985)
	Loans payable, non-current	212,505,701	214,788,140

(a)	Windstar senior secured notes

The Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders to finance the Windstar project. Term conversion occurred on April 30, 2012. In accordance with the Note Purchase Agreement, all Series A, B and C notes were exchanged for Series D notes, with interest payable quarterly at a rate of 7.19% per annum. The maturity date of these Series D notes is 20 years from the conversion date. Repayments of interest and principal commenced on July 31, 2012.

The funds from the notes were solely for project costs related to the Windstar project and were held in a restricted construction escrow account (Note 3).

The notes are secured by a first lien on all the project assets including restricted cash amounts.

(b)	Windstar bridge financing

The Company signed a financing agreement with Rabobank to finance the Windstar project for up to $55,000,000 in the form of a letter of credit (“LC”). Interest on amounts drawn from the LC is based on LIBOR plus the applicable margin. An LC fee is also charged on the undrawn portion of the LC. Interest and the LC fee are due monthly. The loan matures on the date upon which Windstar receives the U.S. Department of Energy cash grant described below but no later than July 31, 2012. As at June 30, 2012, Rabobank had funded $55,000,000 of the LC (December 31, 2011 - $51,013,346). The loan was subsequently repaid on July 16, 2012 (Note 22).

The proceeds of the letter of credit were used to pay specified costs for the Windstar project.

(c)	Corporate bridge financing

During the period ended June 30, 2012, the Company renewed two of its corporate loan agreements, originally entered into on January 15, 2010. The loans including outstanding interest were renewed on January 15, 2012. The $2,930,550 loan bears interest at 20% per annum, and the $778,287 loan bears interest at 25% per annum. Both loans mature on January 15, 2013.

The Company originally entered into two corporate loan agreements in December 2010, both of the loans including outstanding bonuses and interest were renewed in December 2011 and mature in December 2012. The $6,634,233 loan bears interest at 20% per annum, and the $5,070,840 loan bears interest at 25% per annum.

On November 14, 2011, the Company signed a corporate promissory note agreement with an institutional investor for $2,000,000. The note carries a $220,000 upfront fee payable at maturity. The principal amount of the note and the upfront fee bear interest at 12% per annum, compounded monthly. The promissory note matures on November 13, 2012.

The Company originally entered into a corporate loan agreement on June 30, 2010, the loan including outstanding interest was renewed on June 30, 2011 and matures on June 30, 2012. The $2,209,426 loan bears interest at 12% per annum, and includes a bonus of $243,037 payable at maturity. The loan was subsequently renewed (Note 22).

All corporate loan agreements allow for early repayment by the Company, without premium or penalty.

(d)	Kingman credit agreement

On December 20, 2010, the Company signed a credit agreement with Keybank National Association (“Keybank”). Under the agreement, Keybank provided the Company with a Construction Loan facility of up to $16,000,000. The proceeds from the loan are to be used solely to pay construction costs related to the Kingman project. Interest is paid at a rate per annum equal to the adjusted Eurodollar rate in effect and the applicable margin of 3.25%.

On December 23, 2011, the Construction Loan Facility was converted to a $16,000,000 Term Loan. As of the date of conversion, the applicable margin with respect of the Base Rate and Eurodollar Loans will increase by 0.25% on each three-year anniversary of the conversion date until final maturity date. The maturity date of the Term loan is 7 years from the conversion date and the loan will be amortized over 18 years.

The funds from operations are held in restricted escrow accounts. On a monthly basis, the Company applies for funds to be released from the escrow accounts to pay for specified operations costs and debt service payments. In order to make distributions from these restricted escrow accounts, the Company must, among other requirements, maintain a minimum debt service coverage ratio. Distribution dates are semi-annual on June 30 and December 31. As at June 30, 2012, the Company was in compliance with its Kingman credit agreement covenants and made its first distribution of $300,000.

The loans are secured by a first lien on all of the assets of the Company.

In connection with the Term loan, the Company entered into two consecutive interest rate swap contracts with Keybank that fix the average interest rate for the term loan to 6.78% per annum, commencing on term conversion, and at 6.73% per annum on the latter half, ending July 29, 2029 (Note 13).

(e)	Deferred financing

The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance, at which time the full balance will begin to accrue interest at 10% per annum, until repaid. Loan repayments were subsequently made on July 16, 2012 (Note 22).

(f)	REC promissory note

On December 29, 2011, the Company signed a promissory note with REC U.S. Holdings, Inc. for $12,006,600. The note bears interest of 3% per annum up to March 31, 2012, 6% per annum up to June 30, 2012, and 7.5% per annum thereafter. On August 15, 2012 the company made a $500,000 partial payment on the outstanding loan and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012.

On December 29, 2011, the Company entered into a module supply agreement with REC Solar U.S., LLC for the purchase of solar modules totaling 42MW for use in construction of the Company’s Yabucoa, Puerto Rico solar project. The full amount of the promissory note was used to purchase an initial 12MW of solar modules.

(g)	Crane financing contract

The Wells Fargo Equipment Finance contract balance of $36,183 as at June 30, 2012 is secured by the equipment purchased and is repayable in 60 blended monthly payments of $4,638 commencing on March 20, 2008 with interest at a rate of 6.82% per annum.

(h)	Vehicle financing

The Company financed the purchase of a vehicle, the contract balance was $45,378 as at June 30, 2012 and is secured by the vehicle and is repayable in 48 blended monthly payments of $1,297 commencing on October 15, 2011, with interest at a rate of 5.49% per annum.

(i)	Loan payable

Principal payments due in the next five years are as follows:

$

2012	101,991,524
2013	11,850,484
2014	8,331,888
2015	7,969,132
2016	8,481,764
Thereafter	183,562,604
322,187,396